OTHER LONG-TERM DEBT (Credit Line) (Narrative) (Details) - Jazz [Member] - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Feb. 28, 2018	Dec. 31, 2018
Line of Credit Facility [Line Items]
Term	5 years	5 years
Maximum borrowing amount		$ 70,000
Borrowing capacity	$ 70,000	70,000
Letters of credit outstanding amount		$ 1,000
Maturity date		Dec. 31, 2018
Prime Rate [Member] | Minimum [Member]
Line of Credit Facility [Line Items]
Basis spread over variable interest rate	0.00%
Prime Rate [Member] | Maximum [Member]
Line of Credit Facility [Line Items]
Basis spread over variable interest rate	0.50%
LIBOR [Member] | Minimum [Member]
Line of Credit Facility [Line Items]
Basis spread over variable interest rate	1.25%
LIBOR [Member] | Maximum [Member]
Line of Credit Facility [Line Items]
Basis spread over variable interest rate	1.75%